For Level 3 assets measured at fair value on a recurring or non-recurring basis as of March 31, 2021 and December 31, 2020, the significant unobservable inputs used in the fair value measurements were as follows: (Details)
3 Months Ended
Mar. 31, 2021
Impaired Loans [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Appraised Value/Discounted Cash Flows/Market Value of Note
Other Real Estate Owned [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Appraised Value/Comparable Sales/Other Estimates from Independent Sources